Distribution Date:	02/16/24	JPMBB Commercial Mortgage Securities Trust
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639NAL5	1.084700%	101,691,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639NAM3	2.424300%	162,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639NAN1	3.271800%	33,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639NAP6	3.362600%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639NAQ4	3.663700%	322,522,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46639NAR2	3.157000%	103,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46639NAU5	3.897686%	125,741,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.62%
B	46639NAV3	3.958586%	80,474,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	14.62%
C	46639NAW1	3.958586%	48,619,000.00	32,964,688.61	484,542.70	108,744.62	0.00	0.00	593,287.32	32,480,145.91	81.47%	11.00%
D	46639NAX9	3.958586%	55,326,000.00	55,326,000.00	0.00	182,510.59	0.00	0.00	182,510.59	55,326,000.00	49.92%	6.88%
E	46639NAC5	3.958586%	25,149,000.00	25,149,000.00	0.00	82,962.06	0.00	0.00	82,962.06	25,149,000.00	35.58%	5.00%
F	46639NAE1	3.500000%	23,471,000.00	23,471,000.00	0.00	68,457.08	0.00	0.00	68,457.08	23,471,000.00	22.19%	3.25%
NR	46639NAG6	3.500000%	43,590,266.00	38,903,867.03	0.00	1,609.22	0.00	0.00	1,609.22	38,903,867.03	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639NAJ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,341,234,366.00	175,814,555.64	484,542.70	444,283.57	0.00	0.00	928,826.27	175,330,012.94

X-A	46639NAS0	3.958586%	1,064,605,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	46639NAA9	0.458586%	67,061,266.00	62,374,867.03	0.00	23,836.85	0.00	0.00	23,836.85	62,374,867.03
Notional SubTotal			1,131,666,266.00	62,374,867.03	0.00	23,836.85	0.00	0.00	23,836.85	62,374,867.03

Deal Distribution Total					484,542.70	468,120.42	0.00	0.00	952,663.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639NAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639NAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639NAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639NAP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639NAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46639NAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46639NAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46639NAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	46639NAW1	678.02070405	9.96611818	2.23666920	0.00000000	0.00000000	0.00000000	0.00000000	12.20278739	668.05458586
D	46639NAX9	1,000.00000000	0.00000000	3.29882135	0.00000000	0.00000000	0.00000000	0.00000000	3.29882135	1,000.00000000
E	46639NAC5	1,000.00000000	0.00000000	3.29882142	0.00000000	0.00000000	0.00000000	0.00000000	3.29882142	1,000.00000000
F	46639NAE1	1,000.00000000	0.00000000	2.91666652	0.00000000	0.00000000	0.00000000	0.00000000	2.91666652	1,000.00000000
NR	46639NAG6	892.48978270	0.00000000	0.03691696	2.56617819	47.83247136	0.00000000	0.00000000	0.03691696	892.48978270
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639NAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639NAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	46639NAA9	930.11764839	0.00000000	0.35544885	0.00000000	0.00000000	0.00000000	0.00000000	0.35544885	930.11764839

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	01/01/24 - 01/30/24	30	0.00	23,836.85	0.00	23,836.85	0.00	0.00	0.00	23,836.85	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	01/01/24 - 01/30/24	30	0.00	108,744.62	0.00	108,744.62	0.00	0.00	0.00	108,744.62	0.00
D	01/01/24 - 01/30/24	30	0.00	182,510.59	0.00	182,510.59	0.00	0.00	0.00	182,510.59	0.00
E	01/01/24 - 01/30/24	30	0.00	82,962.06	0.00	82,962.06	0.00	0.00	0.00	82,962.06	0.00
F	01/01/24 - 01/30/24	30	0.00	68,457.08	0.00	68,457.08	0.00	0.00	0.00	68,457.08	0.00
NR	01/01/24 - 01/30/24	30	1,973,169.76	113,469.61	0.00	113,469.61	111,860.39	0.00	0.00	1,609.22	2,085,030.15
Totals			1,973,169.76	579,980.81	0.00	579,980.81	111,860.39	0.00	0.00	468,120.42	2,085,030.15

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	952,663.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	601,226.56	Master Servicing Fee	1,186.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	0.00
Interest Adjustments	0.00	Trustee Fee	499.61
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	227.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	601,226.56	Total Fees	1,913.04

Principal		Expenses/Reimbursements
Scheduled Principal	413,655.20	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	99,269.97
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,382.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	70,887.50	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	208.00
Total Principal Collected	484,542.70	Total Expenses/Reimbursements	111,860.39

		Interest Reserve Deposit	19,332.69

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	468,120.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	484,542.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	952,663.12
Total Funds Collected	1,085,769.26	Total Funds Distributed	1,085,769.24

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	175,814,555.64	175,814,555.64	Beginning Certificate Balance	175,814,555.64
(-) Scheduled Principal Collections	413,655.20	413,655.20	(-) Principal Distributions	484,542.70
(-) Unscheduled Principal Collections	70,887.50	70,887.50	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	175,330,012.94	175,330,012.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	176,989,496.44	176,989,496.44	Ending Certificate Balance	175,330,012.94
Ending Actual Collateral Balance	176,648,765.62	176,648,765.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	3	15,783,971.44	9.00%	(10)	4.3833	0.510364	1.30 or less	2	50,815,051.65	28.98%	(8)	3.9387	0.517537
$10,000,000 to $19,999,999	1	10,660,710.96	6.08%	(8)	4.1500	1.460000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $29,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	4	50,254,613.10	28.66%	(9)	3.9614	1.486080
$30,000,000 to $49,999,999	2	74,624,982.35	42.56%	(8)	3.8298	1.036661	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999	1	74,260,348.19	42.35%	(9)	4.0000	1.890000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	1	74,260,348.19	42.35%	(9)	4.0000	1.890000
Totals	7	175,330,012.94	100.00%	(9)	3.9712	1.376450	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	7	175,330,012.94	100.00%	(9)	3.9712	1.376450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	1,065,310.16	0.61%	(8)	4.1500	1.460000
							Mixed Use	1	74,260,348.19	42.35%	(9)	4.0000	1.890000
Florida	1	894,099.60	0.51%	(8)	4.1500	1.460000
							Other	1	1,742,543.05	0.99%	(8)	4.1500	1.460000
Georgia	2	4,498,362.64	2.57%	(8)	4.3792	1.453806
							Retail	10	99,327,121.70	56.65%	(9)	3.9465	0.991038
Illinois	1	1,742,543.05	0.99%	(8)	4.1500	1.460000
							Totals	12	175,330,012.94	100.00%	(9)	3.9712	1.376450
Kansas	1	3,345,346.68	1.91%	(10)	4.5100	1.460000

Minnesota	1	74,260,348.19	42.35%	(9)	4.0000	1.890000

New York	1	33,462,298.43	19.09%	(9)	3.8000	1.500000

Texas	3	14,899,020.27	8.50%	(9)	4.2472	0.455829

Wisconsin	1	41,162,683.92	23.48%	(8)	3.8540	0.660000

Totals	12	175,330,012.94	100.00%	(9)	3.9712	1.376450

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00000% or less	3	148,885,330.54	84.92%	(9)	3.9147	1.462286	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.25000%	1	10,660,710.96	6.08%	(8)	4.1500	1.460000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25001% to 4.50000%	1	9,652,367.73	5.51%	(10)	4.3000	(0.090000)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.75000%	2	6,131,603.71	3.50%	(9)	4.5145	1.455456	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	7	175,330,012.94	100.00%	(9)	3.9712	1.376450
	5.00001% or Greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	175,330,012.94	100.00%	(9)	3.9712	1.376450
	Totals	7	175,330,012.94	100.00%	(9)	3.9712	1.376450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	175,330,012.94	100.00%	(9)	3.9712	1.376450	Interest Only	1	33,462,298.43	19.09%	(9)	3.8000	1.500000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	6	141,867,714.51	80.91%	(9)	4.0116	1.347309
85 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
	117 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	175,330,012.94	100.00%	(9)	3.9712	1.376450	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	175,330,012.94	100.00%	(9)	3.9712	1.376450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	10,660,710.96	6.08%	(8)	4.1500	1.460000			No outstanding loans in this group
	12 months or less	4	158,537,698.27	90.42%	(9)	3.9381	1.367777
	13 to 24 months	2	6,131,603.71	3.50%	(9)	4.5145	1.455456
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	175,330,012.94	100.00%	(9)	3.9712	1.376450
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	30305003	MU	Minneapolis	MN	Actual/360	4.000%	256,382.54	173,291.23	0.00	N/A	05/01/23	06/05/25	74,433,639.42	74,260,348.19	02/05/24
4	30305055	RT	Greendale	WI	Actual/360	3.854%	136,931.38	97,586.97	0.00	N/A	06/06/23	--	41,260,270.89	41,162,683.92	09/06/23
9	30305006	RT	Brooklyn	NY	Actual/360	3.800%	109,892.73	121,216.96	0.00	05/01/23	11/01/28	--	33,583,515.39	33,462,298.43	02/05/24
32	30305020	Various Various		Various	Actual/360	4.150%	38,204.08	29,899.00	0.00	06/01/23	06/01/28	--	10,690,609.96	10,660,710.96	02/01/24
34	30305030	RT	Hurst	TX	Actual/360	4.300%	35,833.95	25,218.34	0.00	N/A	04/06/23	--	9,677,586.07	9,652,367.73	05/06/21
66	30305014	RT	Bonner Springs	KS	Actual/360	4.510%	13,072.38	20,689.94	0.00	04/01/23	01/01/35	--	3,366,036.62	3,345,346.68	02/01/24
73	30305023	RT	Waynesboro	GA	Actual/360	4.520%	10,909.50	16,640.26	0.00	06/01/23	10/01/33	--	2,802,897.29	2,786,257.03	02/01/24
Totals							601,226.56	484,542.70	0.00				175,814,555.64	175,330,012.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	15,942,832.78	15,659,757.14	01/01/23	06/30/23	08/11/23	0.00	0.00	0.00	0.00	0.00	0.00
4	6,915,115.25	5,297,252.77	01/01/23	12/31/23	11/13/23	28,621,610.54	437,947.65	139,306.22	733,763.14	0.00	0.00
9	2,989,067.61	2,696,175.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,303,201.00	1,308,204.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	564,869.33	01/01/23	09/30/23	11/13/23	1,191,311.15	46,542.10	56,564.59	1,966,775.85	0.00	0.00
66	392,837.00	227,202.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
73	321,964.47	194,418.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	27,865,018.11	25,947,880.50				29,812,921.69	484,489.75	195,870.81	2,700,538.99	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	30305006	50,219.89	Partial Liquidation (Curtailment)	0.00	0.00
66	30305014	11,492.74	Partial Liquidation (Curtailment)	0.00	0.00
73	30305023	9,174.87	Partial Liquidation (Curtailment)	0.00	0.00
Totals		70,887.50		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

							Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	# Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0	0.00	0	0.00	1	41,162,683.92	1	9,652,367.73	0	0.00	3	70,887.50	0	0.00	3.971183%	3.958547%	(9)
01/18/24	0	0	0.00	0	0.00	1	41,260,270.89	1	9,677,586.07	1	74,433,639.42	4	844,024.58	0	0.00	3.971222%	3.958586%	(8)
12/15/23	0	0	0.00	0	0.00	1	41,357,535.07	1	9,702,711.38	0	0.00	3	59,738.45	0	0.00	3.970555%	3.957930%	(7)
11/17/23	0	0	0.00	0	0.00	1	41,458,901.25	1	9,728,901.77	0	0.00	4	317,709.67	0	0.00	3.970684%	3.958058%	(6)
10/17/23	0	0	0.00	0	0.00	1	41,555,508.41	1	9,753,837.77	0	0.00	2	20,667.93	0	0.00	3.970945%	3.958312%	(5)
09/15/23	0	0	0.00	0	0.00	1	41,656,240.80	1	9,779,845.61	0	0.00	2	20,667.86	0	0.00	3.971032%	3.958399%	(4)
08/17/23	0	0	0.00	0	0.00	1	41,752,195.21	1	9,804,593.67	0	0.00	2	40,325.76	0	0.00	3.981936%	3.969091%	(3)
07/17/23	0	0	0.00	0	0.00	1	41,847,832.23	1	9,829,250.43	0	0.00	0	0.00	0	0.00	3.982088%	3.969241%	(2)
06/16/23	0	0	0.00	0	0.00	1	41,947,628.78	1	9,854,989.01	0	0.00	2	20,837.13	1	8,556,000.00	3.987224%	3.972792%	(1)
05/17/23	0	1	42,042,619.35	0	0.00	1	42,042,619.35	1	9,879,459.86	0	0.00	1	11,492.70	5	28,359,349.78	4.044735%	4.030717%	0
04/17/23	0	1	42,141,792.31	0	0.00	1	42,141,792.31	1	9,905,019.16	0	0.00	0	0.00	5	29,761,022.97	4.062070%	4.047949%	1
03/17/23	0	0	0.00	2	52,165,446.08	1	42,236,140.64	1	9,929,305.44	0	0.00	0	0.00	9	93,861,560.29	4.083070%	4.068606%	2
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30305055	09/06/23	4	5	139,306.22	733,763.14	0.00	41,656,240.80	07/03/20	13		12/16/20
34	30305030	05/06/21	32	5	56,564.59	1,966,775.85	0.00	10,456,556.96	08/21/20	7			02/01/22
Totals					195,870.81	2,700,538.99	0.00	52,112,797.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		50,815,052	0	0		50,815,052
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		74,260,348	74,260,348	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		44,123,009	44,123,009	0		0
> 60 Months		6,131,604	6,131,604	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	175,330,013	124,514,961	0	0	41,162,684	9,652,368
Jan-24	175,814,556	124,876,699	0	0	41,260,271	9,677,586
Dec-23	177,068,037	126,007,790	0	0	41,357,535	9,702,711
Nov-23	177,555,144	126,367,341	0	0	41,458,901	9,728,902
Oct-23	178,279,938	126,970,592	0	0	41,555,508	9,753,838
Sep-23	178,724,055	127,287,969	0	0	41,656,241	9,779,846
Aug-23	187,644,904	127,590,210	0	0	50,250,101	9,804,594
Jul-23	188,118,786	127,911,063	0	0	50,378,473	9,829,250
Jun-23	197,022,090	145,219,472	0	0	41,947,629	9,854,989
May-23	286,241,331	234,319,252	0	42,042,619	0	9,879,460
Apr-23	551,647,842	499,601,031	0	42,141,792	0	9,905,019
Mar-23	588,515,619	536,350,173	0	0	42,236,141	9,929,305
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30305003	74,260,348.19	74,260,348.19	180,000,000.00	05/16/23	13,152,635.14	1.89000	06/30/23	05/01/23	231
4	30305055	41,162,683.92	41,656,240.80	41,200,000.00	08/29/23	4,624,640.77	0.66000	12/31/23	06/06/23	231
34	30305030	9,652,367.73	10,456,556.96	11,700,000.00	07/03/23	(65,822.67)	(0.09000)	09/30/23	04/06/23	229
Totals		125,075,399.84	126,373,145.95	232,900,000.00		17,711,453.24

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30305003	MU	MN	02/28/23	1

1/11/2024 - The loan transferred to Special Servicing on 2/28/23 for imminent maturity default. The loan is secured by a 1,473,527 sf office building in downtown Minneapolis, MN. The Special Servicer and Borrower entered into a modification agreement in December 2022 that, among other things, extended the maturity date to June 2025.

4	30305055	RT	WI	07/03/20	13

2/5/2024 – Loan transferred to Special Servicing on 07/03/20 for imminent monetary payment default. At the time of transfer the loan was past due for the 05/06/20 payment. The loan is secured by a 560,000 sf portion of a 1.2 million SF regional mall in Greendale, WI, a suburb of Milwaukee. Legal counsel has been engaged and a receiver was appointed on 12/18/20. We are considering changes to the existing REA as the Village has purchased a neighboring property and has plans to develop a mixed-use asset over a number of phases with an outside developer. If/when the REA is updated / formally accepted by all relevant parties, the property may be listed for sale by the receiver.

34	30305030	RT	TX	08/21/20	7

2/12/2024 - REO Title Date: 2/1/2022. The subject consists of a 4 single-story retail buildings with a total of 133,236 SF of NRA located in Hurst, TX within the Dallas-Fort Worth-Arlington MSA. The property was built in 1980 and renovated in

1999 and are situated on a 10.08-acre site. There are 559 open parking spaces (4.20 per 1,000). Crossed with/Companion Loan: N/A; Deferred Maintenance/Capex: Nothing major to note; Leasing Summary: To date two tenants with a total of

11,980 SF have been renewed and a new lease for 13,162 SF have been completed. The lease negotiation with a National tenant has been put on hold. Marketing Summary: The property is currently not listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30305003	0.00	4.00000%	0.00	4.00000%	8	12/08/23	05/01/23	12/28/23
10	30305043	29,557,989.69	3.41450%	29,557,989.69	3.41450%	10	08/28/20	05/01/20	09/18/20
11	30305037	0.00	4.15000%	0.00	4.15000%	8	09/23/21	09/23/21	10/05/21
23	30304999	17,603,862.73	4.50000%	17,603,862.73	4.50000%	8	07/02/20	05/01/20	07/08/20
45	30305004	0.00	3.90000%	0.00	3.90000%	8	04/22/22	04/22/22	05/09/22
69	30305051	0.00	4.15000%	0.00	4.15000%	8	09/23/21	09/23/21	10/05/21
Totals		47,161,852.42		47,161,852.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30305073 01/18/22	11,380,489.40	7,020,000.00	9,690,709.60	3,127,726.07	9,690,709.60	6,562,983.53	4,817,505.87	0.00	131,106.37	4,686,399.50	32.31%
45	30305004 06/16/23	8,556,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		19,936,489.40	7,020,000.00	9,690,709.60	3,127,726.07	9,690,709.60	6,562,983.53	4,817,505.87	0.00	131,106.37	4,686,399.50

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30305073	05/17/23	0.00	0.00	4,686,399.50	0.00	0.00	(727.65)	0.00	0.00	4,686,399.50
		09/16/22	0.00	0.00	4,687,127.15	0.00	0.00	(130,669.94)	0.00	0.00
		05/17/22	0.00	0.00	4,817,797.09	0.00	0.00	83.05	0.00	0.00
		04/18/22	0.00	0.00	4,817,714.04	0.00	0.00	208.17	0.00	0.00
		01/18/22	0.00	0.00	4,817,505.87	0.00	0.00	4,817,505.87	0.00	0.00
45	30305004	06/26/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,686,399.50	0.00	0.00	4,686,399.50	0.00	0.00	4,686,399.50

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,882.42	0.00	0.00	94,863.94	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	4,406.03	0.00	0.00	0.00	0.00	208.00	0.00
Total	0.00	0.00	12,382.42	0.00	0.00	99,269.97	0.00	0.00	0.00	0.00	208.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		111,860.39

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Supplemental Notes
None

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